ACCUMULATED OTHER COMPREHENSIVE LOSS, Summary of Changes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in AOCL [Roll Forward]
Balance at beginning of period		$ 338,994	$ 264,933	$ 249,332
Cumulative effect of change in accounting				300
Other comprehensive income (loss) before reclassifications		6,769	(3,878)	2,973
Amounts reclassified from AOCL		(447)	(231)	(128)
Other comprehensive income (loss)		6,322	(4,109)	2,845
Disproportionate tax effects due to change in tax rate				0
Reclassification of certain deferred tax effects	[1]			(36)
Balances at end of period		350,169	338,994	264,933
Accumulated Other Comprehensive Loss [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		(10,108)	(5,999)	(8,808)
Balance at beginning of period, before adjustment				(9,108)
Other comprehensive income (loss)		6,322	(4,109)	2,845
Balances at end of period		(3,786)	(10,108)	(5,999)
Unrealized Gains (Losses) on Securities Available for Sale [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		(4,185)	(470)	(3,010)
Balance at beginning of period, before adjustment		(4,185)		(3,310)
Cumulative effect of change in accounting				300
Other comprehensive income (loss) before reclassifications		8,035	(3,671)	2,763
Amounts reclassified from AOCL		(111)	(44)	(140)
Other comprehensive income (loss)		7,924	(3,715)	2,623
Disproportionate tax effects due to change in tax rate				(83)
Reclassification of certain deferred tax effects	[1]			0
Balances at end of period		3,739	(4,185)	(470)
Disproportionate Tax Effects from Securities Available for Sale [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		(5,798)	(5,798)	(5,798)
Balance at beginning of period, before adjustment				(5,798)
Cumulative effect of change in accounting				0
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	0
Other comprehensive income (loss)		0	0	0
Disproportionate tax effects due to change in tax rate				83
Reclassification of certain deferred tax effects	[1]			(83)
Balances at end of period		(5,798)	(5,798)	(5,798)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		(125)	269	0
Balance at beginning of period, before adjustment				0
Cumulative effect of change in accounting				0
Other comprehensive income (loss) before reclassifications		(1,266)	(207)	210
Amounts reclassified from AOCL		(336)	(187)	12
Other comprehensive income (loss)		(1,602)	(394)	222
Disproportionate tax effects due to change in tax rate				47
Reclassification of certain deferred tax effects	[1]			0
Balances at end of period		(1,727)	(125)	269
Disproportionate Tax Effects from Cash Flow Hedges [Member]
Changes in AOCL [Roll Forward]
Balance at beginning of period		0	0	0
Balance at beginning of period, before adjustment				0
Cumulative effect of change in accounting				0
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	0
Other comprehensive income (loss)		0	0	0
Disproportionate tax effects due to change in tax rate				(47)
Reclassification of certain deferred tax effects	[1]			47
Balances at end of period		$ 0	$ 0	$ 0

[1]	Amounts reclassified to accumulated deficit due to adoption of ASU 2018-02, "Income Statement - Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income" during the fourth quarter of 2017.